Goodwill And Identifiable Intangible Assets (Amortization Expense Related to Identifiable Intangible Assets) (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Oct. 02, 2016	Dec. 31, 2017	Dec. 31, 2015
Successor
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 203		$ 532
Successor | Depreciation and amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	162		463
Successor | Retail customer relationship [Member] | Depreciation and amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	152		$ 420
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			4 years
Successor | Software and other technology-related assets [Member] | Depreciation and amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	9		$ 38
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			3 years
Successor | Electricity supply contract [Member] | Operating revenues [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	2		$ 6
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			0 years
Successor | Retail and wholesale contracts [Member] | Operating revenues, fuel, purchased power costs and delivery fees [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	38		$ 59
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			3 years
Successor | Other Identifiable Intangible Assets [Member] | Operating revenues, fuel, purchased power costs and delivery fees, depreciation and amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	2		$ 9
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			4 years
Successor | Environmental allowances and credits [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)	0		$ 0
Successor | Favorable purchase and sales contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)	$ 0		$ 0
Predecessor
Finite-Lived Intangible Assets [Line Items]
Amortization expense		$ 59		$ 107
Predecessor | Depreciation and amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense		58		85
Predecessor | Retail customer relationship [Member] | Depreciation and amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense		9		17
Predecessor | Software and other technology-related assets [Member] | Depreciation and amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense		44		60
Predecessor | Electricity supply contract [Member] | Operating revenues [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense		0		0
Predecessor | Retail and wholesale contracts [Member] | Operating revenues, fuel, purchased power costs and delivery fees [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense		0		0
Predecessor | Other Identifiable Intangible Assets [Member] | Operating revenues, fuel, purchased power costs and delivery fees, depreciation and amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense		6		30
Predecessor | Environmental allowances and credits [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)		0		55
Predecessor | Favorable purchase and sales contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)		$ 0		$ 8